Group entities Group entities (Details) - joint_venture	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest		100.00%	100.00%	100.00%
Proportion of ownership interest in subsidiary		100.00%
Number of joint venture companies	2
Number of joint ventures dissolved in period			1
Kingswood Co. Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture			50.00%	50.00%
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Portion of outstanding shares owned in joint venture		61.00%
Tankers International LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Portion of outstanding shares owned in joint venture		59.00%
Bari Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Bastia Shipholding Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Euronav Tankers NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
Euronav Shipping NV
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Luxembourg SA
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav sas
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Ship Management sas
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Ship Management Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Hong Kong
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav Singapore
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Euronav MI II Inc
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Gener8 Maritime Management LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary V Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Maritime Subsidiary VIII Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Maritime Subsidiary Inc.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Zeus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Atlas LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Hercules LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Ulysses LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Posseidon LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Spartiate LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Maniate LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR St Nikolas LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR George T LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Kara G LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Harriet G LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Orion LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Argus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Horn LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Phoenix LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
GMR Defiance LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Companion Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Compatriot Ltd.
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Neptune LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Athena LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Apollo LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Ares LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Hera LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Constantine LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Oceanus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Nestor LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Nautilus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Macedon LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Noble LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Ethos LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Perseus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Theseus LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Gener8 Hector LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in subsidiary				100.00%